Trade and Other Payables (Trade and Other Payables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade payables	¥ 1,908,457	¥ 2,123,904
Bills payable	0	5,000
Amounts due to related parties	3,731,687	3,044,304
Subtotal	5,640,144	5,173,208
Staff salaries and welfares payable	123,959	37,634
Taxes payable (exclude income tax payable)	2,655,291	1,538,062
Interest payable	864	465
Dividends payable	23,686	20,473
Construction payable	425,891	191,043
Other liabilities	339,126	351,701
Subtotal of other payables	3,568,817	2,139,378
Trade and other payables	9,208,961	7,312,586
Advances from related parties	¥ 6,407	¥ 13,814